ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 142,182	$ 118,599
Accrued expenses	80,893	86,236
Government authorities	79,515	67,218
Accrued expenses and other liabilities of discontinued operations	189	3,077
Other	6,571	1,081
Accrued expenses and other liabilities	$ 309,350	$ 276,211